Other investments (Tables)	6 Months Ended
Jun. 30, 2026
Other investments
Other investments

	June 30, 2026	December 31, 2025
Other investments - current
3.875% US treasury bills - at amortised cost	5,162	—
0% US treasury bills - at amortised cost	12,891	15,440
0.75% US treasury bills - at amortised cost	19,957	24,815
iShares USD Treasury Bond 0-1yr UCITS ETF - at fair value through profit or loss	5,239	5,153
	43,249	45,408
Other investments - non-current
1.7% federal bonds German Government - at fair value through other comprehensive income	3,243	3,341
iShares 20+ Year Treasury Bond ETF (TLT) - at fair value through profit or loss	12,963	13,074
iShares Treasury Bond 1-3yr Acc UCITS ETF	2,807	—
	19,013	16,415